Intangible assets, net (Details)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 4,199,623	¥ 30,345,632	¥ 30,345,632
Less: accumulated amortization	(2,512,984)	(18,158,314)	(14,969,109)
Total	1,686,639	12,187,318	15,376,524
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	1,840,627	13,300,000	13,300,000
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	2,040,692	14,745,632	14,745,632
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 318,304	¥ 2,300,000	¥ 2,300,000